Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2019
Cash generated from operations
Schedule of cash generated from operations

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
(Loss)/profit before income tax	(53,169)	(233,972)	152,364
Adjustments for:
Finance income	(868)	(322)	(388)
Finance costs	6,581	9,244	24,293
Amortisation of intangible assets (Note 14)	2,267	2,395	3,336
Depreciation of property, plant and equipment (Note 11)	25,522	27,306	78,163
Depreciation of investment properties (Note 13)	1,322	2,439	2,335
Loss on write off of property, plant and equipment (Note 11)	559	80	1,715
Share of losses/(profits) of investments accounted for using the equity method	1,415	(1,730)	1,738
Fair value loss/(gain) of convertible redeemable preferred shares	85,461	226,248	(136,656)
Fair value loss of convertible note	1,283	9,152	5,193
Fair value loss/(gain) of exchangeable note liabilities	38,307	56,925	(45,274)
Fair value loss of derivative financial instrument	—	301	(301)
Share-based payment	—	—	47,788
Written-off of assets/liabilities held for sale	—	—	2,070
Goodwill impairment	—	—	1,405
Gain on disposal of associate	—	(3,996)	(14,251)
Gain on disposal of subsidiaries (Note 31)	(1,737)	191	(3,040)
	106,943	94,261	120,490
Changes in working capital:
—Inventories	(10,969)	3,395	(3,037)
—Trade receivables	(4,174)	(824)	1,376
—Other receivables, deposits and prepayments	(1,851)	(35,842)	(11,742)
—Balances with related parties	(10,408)	(25,092)	-
—Trade payables	2,708	(2,196)	(1,567)
—Accruals, other payables and provisions	13,018	(3,807)	(4,521)
—Contract liabilities	2,524	(31)	(304)
Cash flow from operating activities	97,791	29,864	100,695

Schedule of net debt and the movements in net debt

		Liabilities from financing activities
				Lease	Lease
		Borrowing	Borrowing	liabilities	liabilities
	Cash and	due within	due after	due within	due after
Net debt	bank	1 year	1 year	1 year	1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2018	105,345	(22,020)	(23,980)	—	—	59,345
Cash flows	(4,547)	(55,110)	4,104	—	—	(55,553)
Foreign exchange adjustments	1,088	—	—	—	—	1,088
As at 31 December 2018	101,886	(77,130)	(19,876)	—	—	4,880
As at 1 January 2019	101,886	(77,130)	(19,876)	(24,329)	(108,778)	(128,227)
Cash flows	53,846	(50,340)	6,959	(11,912)	(56,826)	(58,273)
Foreign exchange adjustments	(1,242)	—	—	(25)	(11)	(1,278)
As at 31 December 2019	154,490	(127,470)	(12,917)	(36,266)	(165,615)	(187,778)